CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, no par value
Ordinary shares, issued	11,052	11,052
Ordinary shares, outstanding	11,052	11,052